Earnings per Share - Awards Excluded from Diluted Calculation (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities and other information
Dilutive effect of stock-based awards	3,783,441		3,582,720	503,591	425,255
Performance-based stock options
Anti-dilutive securities and other information
Dilutive effect of stock-based awards	2,746,592		2,746,592
Vesting conditions not satisfied		2,234,217		2,234,217	2,794,910	2,487,275
Employee stock options and RSUs
Anti-dilutive securities and other information
Stock-based awards excluded from calculation of diluted earnings per share (in shares)	35,737	12,292	327,880	672,617